Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Employees benefits	$ 557	$ 722	$ 876
Professional services	6	67	518
Legal fees	163	81	253
Royalty fees	5	13
Franchise fees	40	28
Rent			98
Severance	550	606	66
Other	78	2	1
Total	$ 1,399	$ 1,519	$ 1,812